Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total general fund assets	$ 221,935	$ 204,789
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	11,066	9,979
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	9,027	8,118
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	1,047	935
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	785	658
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	207	268
Corporate
Disclosure of operating segments [line items]
Total general fund assets	10,044	8,804
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	5,161	4,973
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	0	0
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	4,758	3,643
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 125	$ 188